Average Annual Total Returns - FidelityLatinAmericaFund-AMCIZPRO - FidelityLatinAmericaFund-AMCIZPRO - Fidelity Latin America Fund	Dec. 30, 2022
Fidelity Advisor Latin America Fund - Class A | Return Before Taxes
Average Annual Return:
Past 1 year	(20.68%)
Past 5 years	0.45%
Past 10 years	(4.82%)
Fidelity Advisor Latin America Fund - Class A | After Taxes on Distributions
Average Annual Return:
Past 1 year	(21.23%)
Past 5 years	0.05%
Past 10 years	(5.79%)
Fidelity Advisor Latin America Fund - Class A | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(12.02%)
Past 5 years	0.35%
Past 10 years	(3.18%)
Fidelity Advisor Latin America Fund - Class C | Return Before Taxes
Average Annual Return:
Past 1 year	(17.35%)
Past 5 years	0.89%
Past 10 years	(4.83%)
Fidelity Advisor Latin America Fund - Class M | Return Before Taxes
Average Annual Return:
Past 1 year	(19.01%)
Past 5 years	0.67%
Past 10 years	(4.85%)
Fidelity Advisor Latin America Fund - Class I | Return Before Taxes
Average Annual Return:
Past 1 year	(15.58%)
Past 5 years	2.01%
Past 10 years	(3.92%)
Fidelity Advisor Latin America Fund - Class Z | Return Before Taxes
Average Annual Return:
Past 1 year	(15.48%)
Since Inception	(1.07%)	[1]
IXYE1
Average Annual Return:
Past 1 year	(7.94%)
Past 5 years	1.64%
Past 10 years	(1.99%)

[1]	A From October 2, 2018